INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended			213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Oct. 31, 2013
Income Statement [Abstract]
Revenues, net		$ 0		$ 28,651	$ 291,628	$ 5,110,784	$ 5,110,784
Cost of Goods Sold				11,109	155,619	1,620,375	1,620,375
Gross profit				17,542	136,009	3,490,409	3,490,409
Operating Expenses:
Research and development	536,174	653,395	2,192,724	4,987,236	10,250,397	134,168,688	134,704,862
Research and development - related party						220,218	220,218
Selling and marketing				165,175	1,025,774	9,333,214	9,333,214
General and administrative	906,877	1,286,636	3,936,635	4,889,179	13,392,920	151,738,791	152,645,668
General and administrative - related party						314,328	314,328
Total Operating Expenses	1,443,051	1,940,031	6,129,359	10,041,590	24,669,091	295,775,239	297,218,290
Operating Loss	(1,443,051)	(1,940,031)	(6,129,359)	(10,024,048)	(24,533,082)	(292,284,830)	(293,727,881)
Other Income (Expense):
Miscellaneous income (expense)					489,292	686,303	686,303
Income from assets held for investment, net (Notes 3 & 11)	193,607	1,042,868	1,245,165	2,206,216	349,458	5,579,422	5,773,029
Interest income	23	225	353	1,519	6,455	7,782,246	7,782,269
Interest expense	(97,772)	(117,975)	(530,222)	(592,525)	(208,906)	(69,538,904)	(69,636,676)
Change in fair value of derivative liabilities (Note 10)	1,877,287	358,714	(3,140,259)	(1,081,440)	2,220,916	(3,856,236)	(1,978,949) [1]
Loss on extinguishment of debt						(14,134,068)	(14,134,068)
Net Income/(Loss) Before Undernoted	530,094	(656,199)	(8,554,322)	(9,490,278)	(21,675,867)	(365,766,067)	(365,235,973)
Minority Interest Share of Loss						3,038,185	3,038,185
Net Income/(Loss)	530,094	(656,199)	(8,554,322)	(9,490,278)	(21,675,867)	(362,727,882)	(362,197,788)
Preferred Stock Dividend		102,297	1,722,474	376,746	766,417	5,160,694	5,160,694
Net Income/(Loss) Available to Common Stockholders	$ 530,094	$ (758,496)	$ (10,276,796)	$ (9,867,024)	$ (22,442,284)	$ (367,888,576)	$ (367,358,482)
Net Income/(Loss) Per Common Share (Note 8) (in dollars per share)
Basic	$ 0.001	$ (0.002)	$ (0.02)	$ (0.03)	$ (0.08)
Diluted	$ 0.001	$ (0.002)	$ (0.02)	$ (0.03)	$ (0.08)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 14) (in shares)			443,579,247	332,333,583	284,818,486
Shares Used to Compute Earnings/(Loss) per Share (Note 8)
Basic	584,122,030	364,310,359
Diluted	650,503,975	364,310,359

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995